Capitalized Software Costs and Intellectual Property: Schedule of Capitalized Software Costs (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Capitalized Software Costs

	DECEMBER 31,	DECEMBER 31,
	2014	2013

Capitalized software costs	$2,182,640	$1,440,278
Less: accumulated amortization	(582,017)	(199,646)
Net capitalized software costs	1,600,623	1,240,632

License agreements	69,808	232,693

Accumulated impairment loss	(69,808)	--
Less: accumulated depreciation	--	(116,347)
Net licenses	--	116,346
Total intellectual property, net	$1,600,623	$1,356,978